Trade and Other Payables (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AI RCPS [Member]
Trade and other payables [Line Items]
Maturity period		2 years
Advance payments (in Ringgits)		RM 918,274
Effective interest rate	14.00%
AG RCPS [Member]
Trade and other payables [Line Items]
Effective interest rate	10.00%